Non-Controlling Interest - Schedule of Financial Information (Details) $ in Thousands			12 Months Ended
	Dec. 11, 2025	Jun. 28, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Current assets			$ 536,662	$ 350,783
Non-current assets			1,970,318	1,643,721
Total assets			2,506,980	1,994,504
Current liabilities			304,501	134,518
Total liabilities			$ 1,060,920	911,397
Non-controlling interest percentage	49.00%	49.00%	49.00%
Non-controlling interest			$ 0	284,536
Foreign exchange gain (loss)			(39,187)	12,122
Total net income (loss)			78,345	24,582
Net Income (loss) attributable to non-controlling interest			1,021	(1,291)
Operating activities			372,974	141,237
Investing activities			(257,226)	(198,769)
Financing activities			20,993	121,290
Purchase of interests in investments accounted for using equity method			$ 0	2,647
Soto Norte
Disclosure of detailed information about financial instruments [line items]
Financial information basis percentage			1
Current assets				1,502
Non-current assets				590,602
Total assets				592,104
Current liabilities				4,947
Non-current liabilities				6,471
Total liabilities				11,418
Net assets				$ 580,686
Non-controlling interest percentage			49.00%	49.00%
Non-controlling interest				$ 284,536
Foreign exchange gain (loss)			$ 2,240	0
Project expenses			(157)	(2,634)
Total net income (loss)			2,083	(2,634)
Net Income (loss) attributable to non-controlling interest			1,021	(1,291)
Operating activities			(3,831)	34
Investing activities			(20,696)	(8,121)
Financing activities			25,892	4,167
Purchase of interests in investments accounted for using equity method			$ 7,600	$ 2,000